Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Property, Plant and Equipment Begining Balance	$ 18,111	$ 0
Adoption of IFRS 16		24,164
Additions	4,325,642
Disposals	0	0
Amortization	(6,592)	(6,053)
Property, Plant and Equipment Ending Balance	4,337,161	18,111
Cost of Property, Plant and Equipment	4,349,807	24,164
Accumulated amortization of Property, Plant and Equipment	(12,646)	(6,053)
Total Property, Plant and Equipment	4,337,161	18,111
Mining Property [Member]
Statement [Line Items]
Property, Plant and Equipment Begining Balance	0	0
Adoption of IFRS 16		0
Additions	708,514
Disposals	0	0
Amortization	0	0
Property, Plant and Equipment Ending Balance	708,514	0
Cost of Property, Plant and Equipment	0	0
Accumulated amortization of Property, Plant and Equipment	708,514	0
Total Property, Plant and Equipment	708,514	0
Right of Use Assets [Member]
Statement [Line Items]
Property, Plant and Equipment Begining Balance	18,111	0
Adoption of IFRS 16		24,164
Additions	0
Disposals	0	0
Amortization	(6,037)	(6,053)
Property, Plant and Equipment Ending Balance	12,074	18,111
Cost of Property, Plant and Equipment	24,165	24,164
Accumulated amortization of Property, Plant and Equipment	(12,091)	(6,053)
Total Property, Plant and Equipment	12,074	18,111
Equipment [Member]
Statement [Line Items]
Property, Plant and Equipment Begining Balance	0	0
Adoption of IFRS 16		0
Additions	5,238
Disposals	0	0
Amortization	(555)	0
Property, Plant and Equipment Ending Balance	4,683	0
Cost of Property, Plant and Equipment	5,238	0
Accumulated amortization of Property, Plant and Equipment	(555)	0
Total Property, Plant and Equipment	4,683	0
Assets Under Construction [Member]
Statement [Line Items]
Property, Plant and Equipment Begining Balance	0	0
Adoption of IFRS 16		0
Additions	3,611,890
Disposals	0	0
Amortization	0	0
Property, Plant and Equipment Ending Balance	3,611,890	0
Cost of Property, Plant and Equipment	3,611,890	0
Accumulated amortization of Property, Plant and Equipment	0	0
Total Property, Plant and Equipment	$ 3,611,890	$ 0